Asset Acquisitions - Schedule of Total Consideration Transferred (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Total Consideration Transferred [Abstract]
Cash	$ 5,000,000
Fair value of 178,125 Class A ordinary shares, issued for acquisition	5,700,000
Transaction costs	50,000 [1]
Total consideration	$ 10,750,000

[1]	The transaction costs represent the valuation fee paid for this assets acquisition, which is directly attributable to the acquisition and therefore is capitalized as part of the acquisition cost in accordance with ASC 805-50-30-3.